AB BOND FUND, INC.

-AB Intermediate Bond Portfolio

Supplement dated June 1, 2015 to the Prospectus and Summary Prospectus dated January 30, 2015 (the “Prospectuses”) of AB Intermediate Bond Portfolio (the “Fund”).

Pursuant to the Rule 12b-1 Plan, Class A shares of the Fund may be charged a distribution and/or service (Rule 12b-1) fee of up to 0.30% of aggregate average daily net assets. Effective immediately, the payments of distribution and/or service (Rule 12b-1) fees for Class A shares of the Fund will be limited to 0.25%.

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The following information replaces certain information in the Prospectuses under the heading “Fees and Expenses of the Fund” for Class A shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A
Management Fees	.45%
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses:
Transfer Agent	.15%
Other Expenses	.16%

Total Other Expenses	.31%

Total Annual Fund Operating Expenses	1.01%

Fee Waiver and/or Expense Reimbursement(d)	(.16)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.85% (e)

(d)	The fee waiver and/or expense reimbursements will remain in effect until January 29, 2016 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to that date.
(e)	Restated to reflect current fees.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A
After 1 Year	$508
After 3 Years	$718
After 5 Years	$944
After 10 Years	$1,595

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